Significant Management Judgement in Applying Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Management Judgement in Applying Accounting Policies [Abstract]
SIGNIFICANT MANAGEMENT JUDGEMENT IN APPLYING ACCOUNTING POLICIES
5.	SIGNIFICANT MANAGEMENT JUDGEMENT IN APPLYING ACCOUNTING POLICIES

The preparation of financial statements in conformity with IFRS requires management to exercise judgment in the process of applying the Group’s accounting policies and requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and reported amount of revenue and expenses during the reporting period.